Finance lease receivables - Nonaccrual finance lease receivables (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finance lease receivables
Nonaccrual finance lease receivables	¥ 15,143	$ 2,196	¥ 567,406
Less: allowance for nonaccrual financial lease receivables	(3,110)	(451)	(114,169)
Nonaccrual finance lease receivables, net	¥ 12,033	$ 1,745	¥ 453,237